Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 17,083	$ 47,112
Investment in equity securities, at fair value	1,675	2,763
Short term investments	12,011	1,462
Accounts receivable	9,551	$ 12,973
Receivable from a related party	$ 587
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 15,877	$ 6,138
Prepaid expenses and other	2,560	2,975
Total current assets	59,344	73,423
Term deposit, non current		3,065
Property, plant and equipment, net	9,241	11,831
Intangible assets, net	1,839	1,063
Long-term investments	1,686	4,398
Right of use assets	2,392	1,398
Other assets	766	1,056
Total assets	75,268	96,234
Current liabilities:
Accounts payable	4,438	3,289
Accrued and other current liabilities	12,288	11,816
Income tax payable		1,900
Total current liabilities	16,726	17,005
Long term borrowing	18,895
Other liabilities	15,482	12,297
Total liabilities	51,103	29,302
Commitments and contingencies (Note 21)
Redeemable noncontrolling interest, at redemption value		22,358
Shareholders' equity:
Ordinary shares, $0.0001 par value: 500,000,000 shares authorized 13,790,127 shares and 13,733,459 shares issued at December 31, 2023 and December 31, 2022, respectively; 13,378,175 shares and 13,457,625 shares outstanding at December 31, 2023 and December 31, 2022, respectively	1	1
Additional paid-in capital	695,785	691,766
Treasury shares, at cost: 411,952 shares and 275,834 shares held at December 31, 2023 and December 31, 2022, respectively	(9,604)	(9,330)
Accumulated other comprehensive loss	(1,200)	(703)
Accumulated deficit	(660,817)	(637,160)
Total shareholders' equity	24,165	44,574
Total liabilities, redeemable noncontrolling interest and shareholders' equity	$ 75,268	$ 96,234